LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax) † 215 Fries Mill Road

Turnersville, New Jersey 08012

† Admitted to practice in US Supreme Court, (856) 374-1744

US District Court & US Tax Court (1-866) 272-8505 (Fax)

November 6, 2014

Catherine Courtney Gordon

U.S. Securities & Exchange Commission

Division of Investment Management, Disclosure Review Office #2

100 F. Street, N.E.

Washington, DC 20549-5030

Re: Avondale Funds (“Trust”)

File Nos. 333-198319, 811-22981

Pre-Effective Amendment #3

Rule 461 - Request for Acceleration

Dear Ms. Gordon:

Kindly accept this letter as the registrant’s request for acceleration pursuant to Rule 461. The registrant requests that its filed November 6, 2014 485A be declared “Effective” on November 7, 2014, or as soon as possible. Accordingly, the registrant and its principal underwriter acknowledge the following:

1) Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commissions from taking any action with respect to the filing;

2) The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3) The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal Securities Laws of the United Sates.

Thank you for your kind attention to this matter.

On Behalf of:

Avondale Core investment fund ARBOR CAPITAL, LLC

By: /s/ Scott Krisiloff By: /s/ Christopher Barone

Scott Krisiloff, President and Chief Financial Officer Christopher Barone